Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Comp Table Total for Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on:(4)			Company Selected Performance Measure(5)
Year(1)	Summary Compensation Table for PEO	CAP to PEO(2)		Average CAP to Non-PEO NEOs(3)	Total Shareholder Return	Total Shareholder Return Peer Group	Net Income (in thousands)	Adjusted EBITDA (in thousands)
2024	$7,413,075	$25,838,742	$3,333,504	$10,541,305	$403	$217	$453,960	$610,731
2023	$6,108,717	$1,447,226	$2,574,008	$919,568	$187	$220	$405,645	$541,442
2022	$6,285,419	$12,407,635	$2,360,296	$4,614,097	$277	$212	$446,362	$591,814
2021	$4,969,831	$5,004,081	$1,498,091	$1,529,156	$145	$146	$269,980	$387,980
2020	$3,006,666	$2,982,168	$1,506,222	$1,484,318	N/A	N/A	$176,049	$239,107

(1)
For 2022, 2023, and 2024, our PEO was Tyler Glover and our non-PEO NEOs were Chris Steddum and Micheal Dobbs. For 2021, our PEO was Tyler Glover and our non-PEO NEOs were Robert Packer (who retired effective May 31, 2021), Chris Steddum and Michael Dobbs. For 2020, our PEO was Tyler Glover and our non-PEO NEOs were Robert Packer, Chris Steddum and Michael Dobbs.

(2)
Amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2024	2023	2022	2021	2020
	Total Compensation as reported in the Summary Compensation Table (“SCT”)	$7,413,075	$6,108,717	$6,285,419	$4,969,831	$3,006,666
Subtract	Pension values reported in SCT for covered fiscal year	—	(40,477)	—	(37,183)	(85,166)
Subtract	Fair value of equity awards granted during covered fiscal year	(4,756,794)	(3,771,255)	(3,766,469)	(1,500,848)	—
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	40,789	36,158	72,506	74,886	60,668
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	12,541,883	2,654,572	8,489,088	1,497,395	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	22,539	34,912	23,008	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	10,652,751	(3,030,040)	525,773	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(75,501)	(545,362)	778,310	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	CAP to PEO	$25,838,742	$1,447,226	$12,407,635	$5,004,081	$2,982,168

(3)
Amounts reported in this column are based on the average of the total compensation reported for our non-PEO NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2024	2023	2022	2021	2020
	Total Compensation as reported in the SCT	$3,333,504	$2,574,008	$2,360,296	$1,498,091	$1,506,222
Subtract	Pension values reported in SCT for covered fiscal year	(18,187)	(29,297)	(12,143)	(16,731)	(43,255)
Subtract	Fair value of equity awards granted during covered fiscal year	(2,052,024)	(1,486,954)	(1,255,941)	(466,903)	—
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	47,483	42,616	71,825	48,870	21,351
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	5,410,418	1,046,443	2,830,787	465,829	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	7,739	14,512	10,736	—	—
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,839,436	(1,010,650)	245,361	—	—
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(27,064)	(231,111)	363,176	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	Average CAP to non-PEO NEOs	$10,541,305	$919,568	$4,614,097	$1,529,156	$1,484,318

(4)
Total shareholder return represents the cumulative total return from January 11, 2021, (the date of our Corporate Reorganization) through December 31, 2024, 2023, 2022 and 2021, respectively. The peer group used is the XOP index.

(5)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company determined Adjusted EBITDA, which is a component of a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. We define Adjusted EBITDA as earnings before interest expense, taxes, depreciation, depletion and amortization, employee share-based compensation, severance costs and conversion costs related to our corporation reorganization. Strong share price performance in 2024 and 2022 has increased the value of previously granted awards in the CAP calculation compared to their initial grant - date fair value as measured in the Summary Compensation Table.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
For 2022, 2023, and 2024, our PEO was Tyler Glover and our non-PEO NEOs were Chris Steddum and Micheal Dobbs. For 2021, our PEO was Tyler Glover and our non-PEO NEOs were Robert Packer (who retired effective May 31, 2021), Chris Steddum and Michael Dobbs. For 2020, our PEO was Tyler Glover and our non-PEO NEOs were Robert Packer, Chris Steddum and Michael Dobbs.

Peer Group Issuers, Footnote
(4)
Total shareholder return represents the cumulative total return from January 11, 2021, (the date of our Corporate Reorganization) through December 31, 2024, 2023, 2022 and 2021, respectively. The peer group used is the XOP index.

PEO Total Compensation Amount	$ 7,413,075	$ 6,108,717	$ 6,285,419	$ 4,969,831	$ 3,006,666
PEO Actually Paid Compensation Amount	$ 25,838,742	1,447,226	12,407,635	5,004,081	2,982,168
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2024	2023	2022	2021	2020
	Total Compensation as reported in the Summary Compensation Table (“SCT”)	$7,413,075	$6,108,717	$6,285,419	$4,969,831	$3,006,666
Subtract	Pension values reported in SCT for covered fiscal year	—	(40,477)	—	(37,183)	(85,166)
Subtract	Fair value of equity awards granted during covered fiscal year	(4,756,794)	(3,771,255)	(3,766,469)	(1,500,848)	—
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	40,789	36,158	72,506	74,886	60,668
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	12,541,883	2,654,572	8,489,088	1,497,395	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	22,539	34,912	23,008	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	10,652,751	(3,030,040)	525,773	—	—
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(75,501)	(545,362)	778,310	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	CAP to PEO	$25,838,742	$1,447,226	$12,407,635	$5,004,081	$2,982,168

Non-PEO NEO Average Total Compensation Amount	$ 3,333,504	2,574,008	2,360,296	1,498,091	1,506,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,541,305	919,568	4,614,097	1,529,156	1,484,318
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in this column are based on the average of the total compensation reported for our non-PEO NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		2024	2023	2022	2021	2020
	Total Compensation as reported in the SCT	$3,333,504	$2,574,008	$2,360,296	$1,498,091	$1,506,222
Subtract	Pension values reported in SCT for covered fiscal year	(18,187)	(29,297)	(12,143)	(16,731)	(43,255)
Subtract	Fair value of equity awards granted during covered fiscal year	(2,052,024)	(1,486,954)	(1,255,941)	(466,903)	—
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	47,483	42,616	71,825	48,870	21,351
Add	Fair value at year end of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year — valued at year-end	5,410,418	1,046,443	2,830,787	465,829	—
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year — valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	7,739	14,512	10,736	—	—
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,839,436	(1,010,650)	245,361	—	—
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(27,064)	(231,111)	363,176	—	—
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	Average CAP to non-PEO NEOs	$10,541,305	$919,568	$4,614,097	$1,529,156	$1,484,318

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company’s Most Important Financial Performance Measures
The following are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our PEO and non-PEO NEOs to the Company’s performance for the most recently completed fiscal year.
•
Adjusted EBITDA (used as a component of metric for short-term incentive program through 2024 and is used as a metric for short-term incentive program in 2025)

•
Adjusted EBITDA Margin (used for short-term incentive program through 2024)

•
Free Cash Flow per Diluted Share (used for short-term incentive program)

•
Strategic Objectives including HSE/ESG performance and other operational metrics (used for short-term incentive program)

•
TSR against the XOP index (used for PSU awards)

•
Cumulative Free Cash Flow per Diluted Share (used for PSU awards)

Total Shareholder Return Amount	$ 403	187	277	145
Peer Group Total Shareholder Return Amount	217	220	212	146
Net Income (Loss)	$ 453,960,000	$ 405,645,000	$ 446,362,000	$ 269,980,000	$ 176,049,000
Company Selected Measure Amount	610,731,000	541,442,000	591,814,000	387,980,000	239,107,000
PEO Name	Tyler Glover
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (used as a component of metric for short-term incentive program through 2024 and is used as a metric for short-term incentive program in 2025)
Non-GAAP Measure Description
(5)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company determined Adjusted EBITDA, which is a component of a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. We define Adjusted EBITDA as earnings before interest expense, taxes, depreciation, depletion and amortization, employee share-based compensation, severance costs and conversion costs related to our corporation reorganization. Strong share price performance in 2024 and 2022 has increased the value of previously granted awards in the CAP calculation compared to their initial grant - date fair value as measured in the Summary Compensation Table.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin (used for short-term incentive program through 2024)
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow per Diluted Share (used for short-term incentive program)
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Objectives including HSE/ESG performance and other operational metrics (used for short-term incentive program)
Measure:: 5
Pay vs Performance Disclosure
Name	TSR against the XOP index (used for PSU awards)
Measure:: 6
Pay vs Performance Disclosure
Name	Cumulative Free Cash Flow per Diluted Share (used for PSU awards)
Equity Awards Adjustments Adjustments For Equity Awards Forfeited in Current Fiscal Year Determined at end of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (40,477)		$ (37,183)	$ (85,166)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,789	36,158	72,506	74,886	60,668
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,756,794)	(3,771,255)	(3,766,469)	(1,500,848)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,652,751	(3,030,040)	525,773
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,541,883	2,654,572	8,489,088	1,497,395
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,501)	(545,362)	778,310
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,539	34,912	23,008
PEO | Equity Awards Adjustments Adjustments For Equity Awards Forfeited in Current Fiscal Year Determined at end of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,187)	(29,297)	(12,143)	(16,731)	(43,255)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,483	42,616	71,825	48,870	21,351
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,052,024)	(1,486,954)	(1,255,941)	(466,903)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,839,436	(1,010,650)	245,361
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,410,418	1,046,443	2,830,787	465,829
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,064)	(231,111)	363,176
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,739	14,512	10,736
Non-PEO NEO | Equity Awards Adjustments Adjustments For Equity Awards Forfeited in Current Fiscal Year Determined at end of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount